CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY (USD $) In Millions, unless otherwise specified	Total	Common stock	Additional capital paid-in	Retained income	Accumulated other comprehensive income
Balance at Dec. 31, 2008			$ 2,475	$ 1,710	$ (2,419)
Increase (decrease) in equity
Capital contributions			697
Forgiveness of payable due to parent (see Note 4)			17	5
Net income (loss)	(514)			(514)
Cumulative effect of change in accounting principle				490	(347)
Loss on transfers of investments to/from parent (see Note 4)				(36)
Change in unrealized net capital gains and losses	1,877				1,877
Balance at Dec. 31, 2009	3,960	5	3,189	1,655	(889)
Increase (decrease) in equity
Net income (loss)	(40)			(40)
Cumulative effect of change in accounting principle				(28)	19
Change in unrealized net capital gains and losses	1,408				1,408
Balance at Dec. 31, 2010	5,319	5	3,189	1,587	538
Increase (decrease) in equity
Gain on purchase of investments from affiliate (see Note 4)			1
Forgiveness of payable due to parent (see Note 4)				4
Net income (loss)	469			469
Change in unrealized net capital gains and losses	275				275
Change in unrealized foreign currency translation adjustments	(1)				(1)
Balance at Dec. 31, 2011	$ 6,067	$ 5	$ 3,190	$ 2,060	$ 812